SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Shares issuable upon conversion of preferred stock (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Shares issuable upon conversion of preferred stock		1,291,012		1,291,012
Shares Issuable Upon Vesting Of RSUs	291,167		282,417
Shares issuable upon exercise of stock options	176,142	265,102	255,147	251,847
Shares issuable upon exercise of warrants	1,312,500		1,312,500
Lender
Subsidiary, Sale of Stock [Line Items]
Shares issuable upon exercise of Warrant to purchase common stock	12,500	23,309	12,500	23,309
Underwriter Warrants
Subsidiary, Sale of Stock [Line Items]
Shares issuable upon exercise of Warrant to purchase common stock	90,000		90,000